Finance Receivables and Operating Leases (Activity in Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 2,878	¥ 6,276
Charge-offs	(978)	(1,343)
Provision	398	55
Translation adjustments and other	27	(2,110)
Balance at end of year	¥ 2,325	¥ 2,878